Seligman
Municipal Series Trust

California High-Yield Series
California Quality Series
Florida Series
North Carolina Series

Mid-Year Report
March 31, 2003

Seeking Income Exempt
From Regular Income Tax

Seligman
139 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 139 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, the nation’s largest diversified publicly-traded closed-end investment company — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

During the six months ended March 31, 2003, municipal bonds continued to benefit from strong investor demand despite the ongoing fiscal difficulties of the nation’s states, cities, and municipalities. During this time, each Series in Seligman Municipal Series Trust maintained both competitive yields and higher-quality portfolios during a time of overall negative credit trends in the municipal market.

Coming into 2003, many investors were optimistic that an economic recovery was just around the corner. These hopes were dampened in the first quarter of 2003, however, as investors were faced with discouraging economic reports and sharply higher oil prices, casting doubt on the economy’s ability to stage a lasting recovery. At the same time, the high level of uncertainty regarding whether and how the US would go to war in Iraq hindered economic activity. Despite fears of a protracted conflict, the war in Iraq was brief. Consumer confidence has rebounded somewhat from its February lows, and there is hope that a rebound in business confidence could provide the impetus the economy needs to move ahead, though economic indicators remain mixed.

The municipal market enjoyed continued healthy investor demand during the period under review, helped by competitive yields and ongoing stock market volatility. Municipal yields, as compared to US Treasury yields, were fairly stable during the past six months, ending the period slightly higher. At the same time, however, states and municipalities faced, and will continue to face, serious fiscal problems. Many have been employing a combination of spending cuts and tax increases to close large deficits caused by lower tax revenues. Credit rating trends are currently negative, and downgrades could increase over the near term.

Looking ahead, we believe the economic recovery will continue, although it may be slow and possibly uneven. Interest rates should remain stable over the near term, and inflation should continue to be benign. In our view, the economy should be helped by the recent drop in oil prices and by the fiscal stimulus expected to be provided by the federal government. As the economy improves, so too should the creditworthiness of the nation’s states, cities, and municipalities.

The Trust’s investment strategy continues to focus on owning higher-quality municipal bonds. At March 31, 2003, at least 81% of portfolio holdings of each Series were rated within the three highest rating categories of Moody’s and Standard & Poor’s. Before purchase, each municipal credit is rigorously researched. After purchase, holdings are monitored closely for any signs of credit deterioration. Given the fiscal woes facing many municipal issuers (California’s budget deficit is of particular concern), we believe our vigilance in this regard is especially appropriate and beneficial to shareholders.

We appreciate your confidence in Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come. A discussion with your Portfolio Managers, as well as each Series’ portfolio of investments, financial statements, and performance history, follows this letter.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

May 16, 2003

1

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen Comerford

Q:    What economic and market factors influenced Seligman Municipal Series Trust during the six months ended March 31, 2003?

A:    The municipal bond market rally that began in March 2002 extended into Seligman Municipal Series Trust’s new fiscal year, driving long-term municipal yields to a 34-year low by early October. Before the month ended, however, a brightening economic outlook and an improving stock market caused municipal yields to spike higher. The interest rate reversal proved temporary as subsequent economic reports confirmed that the recovery was still too tenuous to sustain the momentum. Municipal yields retreated from their highs and settled into a narrow trading range for the remainder of 2002. As prospects for war with Iraq intensified during the first quarter of 2003, the economy weakened further. Consumers and businesses curtailed spending, prompting sharp reductions in growth forecasts. The successful commencement of military action in late March alleviated much of the prevailing uncertainty and boosted confidence levels. Municipal yields rose modestly over the next several weeks and by March 31, 2003, stood slightly higher than yields at September 30, 2002.

Historically low interest rates led to a record surge in municipal bond issuance in 2002 and in the first quarter of 2003. Refunding bonds, which generally are issued to retire outstanding, higher-cost debt, comprised a significant percentage of total volume. While new issue supply in 2003 is unlikely to exceed 2002 levels, it is expected to be robust given a continuation of attractive interest rate levels and a growing reliance on debt issuance by cash-strapped states and municipalities.

Demand for municipal securities has been strong as a result of the prolonged equity bear market and historically low money market yields. Over the past year, investors increasingly sought the relative safety and stability of the municipal market. Further, municipal bonds continue to offer a significant yield advantage when compared with the after-tax yields of Treasury bonds and high-grade corporate bonds.

The recent recession and tepid recovery to date have led to significant state and municipal revenue shortfalls. Budget surpluses and one-shot revenue sources have largely been exhausted, forcing elected officials to make difficult choices. Most states and municipalities have responded by reducing services and raising taxes. Despite these efforts, budget imbalances are projected to worsen during fiscal year 2004 before beginning a return to fiscal stability in fiscal year 2005.

The state of California continues to struggle with a massive budget deficit. The contraction in the high-tech industry and subsequent employment losses resulted in sharp declines in tax revenues. The energy crisis and a series of natural disasters have also taken a toll. California’s general obligation debt rating has fallen to single-A, the lowest rating of the 50 states. California’s structural deficit is expected to take several years to remedy. In the interim, the state will likely rely on short-term deficit financing to meet its cash flow needs. Florida has largely avoided the problems faced by most other states, as reflected in its stable outlook. However, Florida faces a significant budget shortfall in fiscal year 2004 due to the passage of several constitutional amendments. North Carolina lost one of its coveted "Aaa" ratings last year when Moody’s Investors Service downgraded its general obligation debt to "Aa1". Standard & Poor’s and Fitch continue to rate North Carolina "AAA". The state continues to experience budgetary pressures, but it managed to close its current

2

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen Comerford

year budget gap by including non-recurring revenue sources. North Carolina, like California, needs to address structural imbalances going forward.

A recent court ruling against Philip Morris USA placed in jeopardy payments the company is required to make in accordance with a 1998 settlement between tobacco companies and US states. A number of states and municipalities securitized their share of the settlement by issuing municipal bonds backed by annual tobacco company payments. Prices on tobacco bonds fell sharply after the verdict was announced. In the days that followed, prices recovered somewhat due to more favorable developments, but clearly investors will be placing more emphasis on litigation risk going forward. The Trust does not hold tobacco settlement revenue bonds. Tobacco bonds, as they are currently structured, do not meet our credit criteria and have never been approved for purchase.

Q:    What was your investment strategy during this time?

A: Throughout the past six months, the Trust was positioned to benefit from a period of relatively stable interest rates. Holdings remained concentrated in long maturity bonds due to the steeply sloped municipal yield curve. Cash positions were maintained at higher than normal levels out of concern that a falloff in the demand for municipal bonds would spark an increase in yields. Over the past year, heavy demand for municipal bonds from risk-averse investors supported municipal yields during a period of record issuance.

Deteriorating state and local finances resulted in a widening of quality yield spreads, allowing us to selectively purchase stable, lower-rated credits at substantially higher yields. Conversely, during the period several lower-rated holdings with weakening financials were sold. The Series in the Trust, with the exception of California High-Yield Series, remain heavily weighted in high-quality bonds. At March 31, 2003 the percentage of holdings rated "A" and higher ranged from 86% - 100% of net assets. Further, "AAA" holdings ranged from 38% - 72% of Series holdings. During the past six months, a number of Trust holdings were refunded, resulting in above-market price appreciation and enhancing the bonds’ security.

Diversification is always an important objective of the Trust. Where possible, we have attempted to rebalance sector weightings that had, over time, become under- or overweighted due to refunding activity, bond calls, and portfolio transactions. Lastly, credit research continues to be an essential component of our investment process. All portfolio holdings are carefully analyzed prior to purchase and are regularly monitored to ensure that they continue to meet our credit criteria.

A Team Approach
Seligman Municipal Series Trust is managed by the Seligman Municipal Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen Comerford are assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust’s investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Theresa Barion, and Debra McGuinness.

3

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen Comerford

Q: What is your outlook?

A:     We believe the federal government’s proposed fiscal stimulus package and continued accommodative monetary policy will provide a needed boost for the sluggish economy. Given the recent achievements of coalition military forces in Iraq, we anticipate further improvement in confidence and a pickup in spending and investment. Renewed confidence in economic prospects should lead to a gradual improvement in job creation, something that is essential for sustained economic vigor.

We intend to continue to position each Series in the Trust to benefit from an extended period of modest economic growth and stable long-term interest rates. As the economy strengthens and geopolitical concerns abate, municipal yields could begin to trend higher. However, municipal bonds would likely outperform Treasury bonds in a rising yield environment given the relative attractiveness of municipals versus most taxable bonds.

The budget difficulties confronting the nation’s states, cities, and municipalities will continue to constrain the economic recovery. Additional fiscal and monetary stimulus may be needed in the months to come. Nevertheless, we remain optimistic regarding the long-term prospects for the municipal market and for the Trust. In terms of risks from credit default, we believe the highest-rated municipal bonds are second only to US government securities. That distinction is unlikely to change despite ongoing challenges.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

4

Performance Overview and
Portfolio Summary (Unaudited)

Investment Results
California High-Yield Series

Total Returns
For Periods Ended March 31, 2003

		Average Annual

					Class C	Class D
					Since	Since
	Six	One	Five	Ten	Inception	Inception
Class A**	Months *	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(4.34)%	3.14%	4.10%	5.38%	n/a	n/a
Without Sales Charge	0.49	8.30	5.11	5.90	n/a	n/a
Class C**

With Sales Charge and CDSC#	(2.11)	5.19	n/a	n/a	4.04%	n/a
Without Sales Charge and CDSC	(0.12)	7.18	n/a	n/a	4.32	n/a
Class D**

With 1% CDSC	(1.10)	6.17	n/a	n/a	n/a	n/a
Without CDSC	(0.12)	7.17	4.14	n/a	n/a	4.62%
Lehman Brothers Municipal
Bond Index***	1.20	9.89	6.07	6.45	6.40‡	6.00‡‡

				Dividend, Capital Gain, and Yield Information
				Per Share
Net Asset Value Per Share				For Periods Ended March 31, 2003

	3/31/03	9/30/02	3/31/02	Dividends†	Capital Gain†	SECYield††

Class A	$ 6.60	$ 6.74	$ 6.39	$ 0.141	$ 0.029	3.47%
Class C	6.60	6.75	6.40	0.111	0.029	2.73
Class D	6.60	6.75	6.40	0.111	0.029	2.77

Holdings By Market Sectorø		Moody’s/S&PRatingsø

Revenue Bonds	93%	Aaa/AAA	11%
General Obligation Bonds øø	7	Aa/AA	8
		A/A	62
WeightedAverage Maturity	24.4 years	Baa/BBB	14

		B3/CCC	5

See footnotes on page 9.

5

Performance Overview and
Portfolio Summary (Unaudited)

Investment Results
California Quality Series

Total Returns
For Periods Ended March 31, 2003

		Average Annual

					Class C	Class D
					Since	Since
	Six	One	Five	Ten	Inception	Inception
Class A**	Months *	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(4.69)%	3.78%	4.32%	5.22%	n/a	n/a
Without Sales Charge	0.05	8.97	5.34	5.74	n/a	n/a
Class C**

With Sales Charge and CDSC#	(2.22)	6.00	n/a	n/a	4.48%	n/a
Without Sales Charge and CDSC	(0.26	8.13	n/a	n/a	4.76	n/a
Class D**

With 1% CDSC	(1.24)	7.13	n/a	n/a	n/a	n/a
Without CDSC	(0.26)	8.13	4.42	n/a	n/a	4.35%
Lehman Brothers Municipal
Bond Index***	1.20	9.89	6.07	6.45	6.40‡	6.00‡‡

			Dividend, Capital Gain, and Yield Information
			Per Share
Net Asset Value Per Share			For Periods Ended March 31, 2003

	3/31/03	9/30/02	3/31/02	Dividends†	SECYield††
Class A	$ 6.91	$ 7.04	$ 6.60	$ 0.131	3.05%
Class C	6.89	7.01	6.57	0.100	2.25
Class D	6.89	7.01	6.57	0.100	2.28

Holdings By Market Sectorø		Moody’s/S&PRatingsø

Revenue Bonds	84%	Aaa/AAA	68%
General Obligation Bonds øø	16	Aa/AA	13
		A/A	19
WeightedAverage Maturity	22.2 years

 See footnotes on page 9.

6

Performance Overview and
Portfolio Summary (Unaudited)

Investment Results
Florida Series

Total Returns
For Periods Ended March 31, 2003

		Average Annual

					Class C	Class D
					Since	Since
	Six	One	Five	Ten	Inception	Inception
Class A**	Months *	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.05)%	3.88%	4.43%	5.44%	n/a	n/a
Without Sales Charge	1.75	9.00	5.44	5.95	n/a	n/a
Class C**

With Sales Charge and CDSC#	(0.61)	6.21	n/a	n/a	4.75%	n/a
Without Sales Charge and CDSC	1.36	8.31	n/a	n/a	5.02	n/a
Class D**

With 1% CDSC	0.37	7.31	n/a	n/a	n/a	n/a
Without CDSC	1.36	8.31	4.68	n/a	n/a	4.58%
Lehman Brothers Municipal
Bond Index***	1.20	9.89	6.07	6.45	6.40‡	6.00‡‡

				Dividend, Capital Gain, and Yield Information
				Per Share
Net Asset Value Per Share				For Periods Ended March 31, 2003

	3/31/03	9/30/02	3/31/02	Dividends†	Capital Gain†	SECYield††
Class A	$ 8.05	$ 8.08	$ 7.70	$ 0.157	$ 0.011	2.84%
Class C	8.07	8.10	7.71	0.127	0.011	2.21
Class D	8.07	8.10	7.71	0.127	0.011	2.23

Holdings By Market Sectorø		Moody’s/S&PRatingsø

Revenue Bonds	78%	Aaa/AAA	73%
General Obligation Bonds øø	22	Aa/AA	7
		A/A	15
WeightedAverage Maturity	21.3 years	Baa/BBB	5

 See footnotes on page 9.

7

Performance Overview and
Portfolio Summary (Unaudited)

Investment Results
North Carolina Series

Total Returns
For Periods Ended March 31, 2003

		Average Annual

					Class C	Class D
					Since	Since
	Six	One	Five	Ten	Inception	Inception
Class A**	Months *	Year	Years	Years	5/27/99	2/1/94

With Sales Charge	(3.84)%	3.51%	4.05%	5.13%	n/a	n/a
Without Sales Charge	0.98	8.71	5.06	5.64	n/a	n/a
Class C**

With Sales Charge and CDSC#	(1.23)	5.95	n/a	n/a	4.26%	n/a
Without Sales Charge and CDSC	0.72	8.05	n/a	n/a	4.53	n/a
Class D**

With 1% CDSC	(0.26)	7.05	n/a	n/a	n/a	n/a
Without CDSC	0.72	8.05	4.28	n/a	n/a	4.33%
Lehman Brothers Municipal
Bond Index***	1.20	9.89	6.07	6.45	6.40‡	6.00‡‡

				Dividend, Capital Gain, and Yield Information
				Per Share
Net Asset Value Per Share				For Periods Ended March 31, 2003

	3/31/03	9/30/02	3/31/02	Dividends†	Capital Gain†	SECYield††

Class A	$ 8.08	$ 8.19	$ 7.76	$ 0.150	$ 0.037	2.55%
Class C	8.08	8.18	7.75	0.119	0.037	1.91
Class D	8.08	8.18	7.75	0.119	0.037	1.93

Holdings By Market Sectorø		Moody’s/S&PRatingsø

Revenue Bonds	65%	Aaa/AAA	39%
General Obligation Bonds øø	35	Aa/AA	37
		A/A	10
WeightedAverage Maturity	16.2 year	Baa/BBB	14

See footnotes on page 9.

8

Performance Overview and
Portfolio Summary (Unaudited)

*	Returns for periods of less than one year are not annualized.
**	Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Trust is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results. During certain periods presented, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Absent such waivers, returns would have been lower.
***	The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any taxes, fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.
‡	From 5/31/99.
‡‡	From 1/31/94.
ø	Percentages based on current market values of long-term holdings at March 31, 2003.
øø	Includes pre-refunded and escrowed-to-maturity securities.
#	The CDSCis 1% for periods of 18 months or less.
†	Represents per share amount paid or declared for the six months ended March 31, 2003.
††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2003, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Without the waivers, the yields would be as follows:

	Class A	Class C	Class D

California High-Yield Series	3.37%	2.63%	2.67%
Florida Series	2.69	2.06	2.08

 See footnotes on page 9.

9

Portfolios of Investments (Unaudited)
March 31, 2003
California High-Yield Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 2,500,000	Alameda, CA Certificates of Participation (City Hall Seismic
	Upgrade Project), 6.20% due 5/1/2025 ø	NR/A+	$ 2,560,700
1,000,000	California Department of Veterans’ Affairs (Home Purchase Rev.),
	5 1/2% due 12/1/2018*	Aa2/AA-	1,039,460
1,500,000	California Department of Veterans’ Affairs (Home Purchase Rev.),
	5.60% due 12/1/2028*	Aaa/AAA	1,538,115
1,000,000	California Educational Facilities Authority Rev.
	(Loyola Marymount University), 5 3/4% due 10/1/2024 ø	Aaa/NR	1,066,530
275,000	California Educational Facilities Authority Rev.
	(Loyola Marymount University), 5 3/4% due 10/1/2024	A2/NR	283,203
2,500,000	California Educational Facilities Authority Rev. (Scripps College),
	5% due 8/1/2031	A1/NR	2,508,275
3,000,000	California Health Facilities Financing Authority Rev.
	(Cedars-Sinai Medical Center), 6 1/4% due 12/1/2034	A3/NR	3,200,970
2,750,000	California Health Facilities Financing Authority Rev.
	(Kaiser Permanente), 5.40% due 5/1/2028	A3/A	2,778,875
2,500,000	California Housing Finance Agency (Multi-Family Housing Rev.),
	5 3/8% due 2/1/2036*	Aa3/AA-	2,528,950
2,500,000	California Housing Finance Agency (Single Family Mortgage),
	5.40% due 8/1/2028*	Aaa/AAA	2,559,725
525,000	California Housing Finance Agency Home Mortgage Rev.,
	6 3/8% due 8/1/2027*	Aa2/AA-	538,314
2,500,000	California Infrastructure and Economic Development Bank Rev.
	(The J. David Gladstone Institutes), 5 1/4% due 10/1/2034	NR/A-	2,527,775
1,750,000	California Pollution Control Financing Authority Rev.
	(Pacific Gas & Electric Co.), 5 7/8% due 6/1/2023*	B3/CCC	1,646,190
1,000,000	California Pollution Control Financing Authority Rev.
	(Pacific Gas & Electric Co.), 5.85% due 12/1/2023*	B3/CCC	951,610
3,500,000	California Statewide Certificates of Participation
	(Children’s Hospital of Los Angeles), 5 1/4% due 8/15/2029	A2/A+	3,489,850
2,500,000	California Statewide Communities Development Authority Rev.
	(Sutter Health), 5 5/8% due 8/15/2042	A1/A+	2,559,975
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road
	Rev., 5 3/4% due 1/15/2040	Baa3/BBB-	1,526,760
2,955,000	Modesto, CA Irrigation District Certificates of Participation,
	5.30% due 7/1/2022	A2/A+	2,956,152
2,005,000	Pleasanton, CA Joint Powers Financing Authority Reassessment
	Rev., 6.15% due 9/2/2012	Baa1/NR	2,078,082
3,000,000	Puerto Rico Highway & Transportation Authority Rev.,
	5 1/2% due 7/1/2036	Ba1/A	3,197,820
2,500,000	Sacramento, CA Municipal Utility District Electric Rev.,
	5 1/4% due 7/1/2028	A2/A	2,531,800
3,000,000	San Bernardino, CA Joint Powers Financing Authority
	(California Dept. of Transportation Lease), 5 1/2% due 12/1/2020	A3/A-	3,106,951

 See footnotes on page 15.

10

Portfolios of Investments (Unaudited)
March 31, 2003
California High-Yield Series (Continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 2,000,000	Washington Township, CA Hospital District Hospital Healthcare
	System Rev., 5 1/4% due 7/1/2029	A2/NR	$ 2,023,860

Total Municipal Bonds (Cost $47,621,837) — 97.5%			49,199,942

Variable Rate Demand Notes (Cost $600,000) — 1.2%			600,000

Total Investments (Cost $48,221,837) — 98.7%			49,799,942

Other Assets Less Liabilities — 1.3%			675,567

Net Assets — 100.0%			$50,475,509

California Quality Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 3,000,000	California Department of Water Resources Water System Rev.
	(Central Valley Project), 6.10% due 12/1/2029 ø	Aa/AA	$ 3,450,750
3,000,000	California Educational Facilities Authority Rev.
	(Pepperdine University), 5% due 11/1/2029	A1/NR	3,035,370
2,000,000	California Educational Facilities Authority Rev.
	(Stanford University), 5.35% due 6/1/2027	Aaa/AAA	2,110,140
4,000,000	California Educational Facilities Authority Rev.
	(University of San Diego), 5% due 10/1/2028	Aaa/NR	4,069,280
4,000,000	California Educational Facilities Authority Rev. (University of
	Southern California), 5% due 10/1/2028	Aa1/AA+	4,044,880
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil
	Corporation Project), 5 1/2% due 12/1/2029*	Aaa/AAA	4,243,600
4,000,000	California State GOs, 5 3/8% due 10/1/2027	A2/A	4,103,680
2,710,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A2/AA-	2,786,016
3,000,000	California Statewide Communities Development Authority Certificates of
	Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023	Aaa/AAA	3,034,530
2,000,000	California Statewide Communities Development Authority Rev.
	(Kaiser Permanente), 5.50% due 11/1/2032	A3/A	2,028,160
3,500,000	East Bay, CA Municipal Utility District Water System Rev.,
	5% due 6/1/2026	Aaa/AAA	3,541,055
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev.,
	6 3/4% due 7/1/2012	Aaa/AAA	3,079,275
3,000,000	Fresno, CA Sewer System Rev., 5 1/4% due 9/1/2019	Aaa/AAA	3,340,530
4,000,000	Los Angeles, CA Department of Water & Power Water System
	Rev., 5 1/8% due 7/1/2041	Aa3/AA	4,038,280
1,000,000	Marin, CA Municipal Water District Water Rev.,
	5.65% due 7/1/2023 ø	A1/AA	1,031,480
3,000,000	Orange County, CA Local Transportation Authority (Measure M
	Sales Tax Rev.), 6% due 2/15/2009	Aaa/AAA	3,499,080
1,000,000	Rancho, CA Water District Financing Authority Rev.,
	5.90% due 11/1/2015	Aaa/AAA	1,113,460

See footnotes on page 15.

11

Portfolios of Investments (Unaudited)
March 31, 2003
California Quality Series (Continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 4,000,000	Regents of the University of California Rev. (Multiple Purpose
	Projects), 5 3/8% due 9/1/2024	Aaa/AAA	$ 4,239,120
1,000,000	Sacramento County, CA Sanitation Districts Financing
	Authority Rev. (Sacramento Regional County Sanitation District),
	5 7/8 % due 12/1/2027	Aa3/AA	1,116,140
4,000,000	Sacramento County, CA Sanitation Districts Financing
	Authority Rev. (Sacramento Regional County Sanitation District),
	5% due 12/1/2027	Aaa/AAA	4,067,040
4,250,000	San Francisco Bay Area Rapid Transit District, CA
	(Sales Tax Rev.), 5% due 7/1/2028	Aaa/AAA	4,306,397
3,000,000	San Francisco, CA City and County Airports Commission Rev.
	(International Airport), 6.60% due 5/1/2024*	Aaa/AAA	3,213,600

Total Municipal Bonds ( Cost $65,017,373) — 93.9%	69,491,863

Variable Rate Demand Notes (Cost $3,600,000) — 4.9%	3,600,000

Total Investments (Cost $68,617,373) — 98.8%	73,091,863

Other Assets Less Liabilities — 1.2%	880,875

Net Assets — 100.0%	$ 73,972,738

Florida Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 2,000,000	Broward County, FL Airport System Rev., 5 1/4% due 10/1/2026	Aaa/AAA	$ 2,032,900
1,000,000	Dade County, FL Aviation Rev., 6 1/8% due 10/1/2020*	Aaa/AAA	1,075,870
2,000,000	Dade County, FL Public Improvement GOs, 5 3/4% due 10/1/2016	Aaa/AAA	2,242,040
1,750,000	Escambia County, FL Health Facilities Authority Rev.
	(Ascension Health Credit Group), 6% due 11/15/2031 ø	Aa2/AAA	2,079,700
790,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.20%
	due 7/1/2027	Aa3/AA	827,462
710,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage),
	6.35% due 6/1/2014*	NR/AAA	732,329
665,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage),
	5.95% due 1/1/2032*	Aaa/AAA	695,796
525,000	Florida Housing Finance Agency Rev. (Single Family Mortgage),
	6.55% due 7/1/2014*	Aaa/AAA	552,332
2,500,000	Florida Ports Financing Commission Rev. (State Transportation
	Trust Fund), 5 3/8% due 6/1/2027*	Aaa/AAA	2,555,550
2,500,000	Florida State Turnpike Authority Rev., 5 5/8% due 7/1/2025	Aaa/AAA	2,690,600
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev.,
	5 1/4% due 10/1/2023*	Aaa/AAA	2,033,000
2,500,000	Hillsborough County, FL Aviation Authority Rev.
	(Tampa International Airport), 5 3/8% due 10/1/2023*	Aaa/AAA	2,577,125
2,000,000	Hillsborough County, FL School Board (Certificates
	of Participation), 6% due 7/1/2025 ø	Aaa/AAA	2,373,100

 See footnotes on page 15.

12

Portfolios of Investments (Unaudited)
March 31, 2003
Florida Series (Continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 2,000,000	Jacksonville Electric Authority, FL Rev. (Electric System),
	5 1/2% due 10/1/2041	Aa2/AA	$ 2,106,300
2,000,000	Jacksonville Electric Authority, FL Rev. (Water & Sewer System),
	5 5/8% due 10/1/2030	Aaa/AAA	2,093,000
1,000,000	Jacksonville, FL Port Authority Airport Rev., 6 1/4% due 10/1/2024*	Aaa/AAA	1,094,500
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev.
	(Anheuser-Busch Project), 5 7/8% due 2/1/2036*	A1/A+	2,085,220
2,000,000	Marion County, FL Hospital District Health System Rev.
	(Munroe Regional Health System), 5 5/8% due 10/1/2024	A2/NR	2,018,860
2,000,000	Pinellas County, FL Health Facilities Authority Rev.
	(Baycare Health System), 5 1/2% due 11/15/2033	A1/NR	1,991,060
2,000,000	Polk County, FL Industrial Development Authority Solid Waste
	Disposal Facilities Rev. (Tampa Electric Company Project),
	5.85% due 12/1/2030*	A2/BBB	2,027,500
2,000,000	Reedy Creek Improvement District, FL Utilities Rev.,
	5 1/8% due 10/1/2019	Aaa/AAA	2,115,720
1,750,000	Tampa Bay, FL Regional Water Supply Utility System
	Authority Rev., 5 3/4% due 10/1/2029 ø	Aaa/AAA	2,051,385

Total Municipal Bonds (Cost $37,133,692) — 91.5%		40,051,349

	Variable Rate Demand Notes

400,000	Lehigh County, PA General Purpose Authority Rev.
	(Lehigh Valley Hospital), due 7/1/2028	VMIG 1/NR	400,000
300,000	New York City, NY GOs due 8/15/2003	VMIG 1/A-1+	300,000
900,000	New York City, NY GOs due 10/1/2020	VMIG 1/A-1+	900,000
1,200,000	New York City, NY Transitional Finance Authority due 11/1/2022	NR/A-1+	1,200,000

Total Variable Rate Demand Notes (Cost $2,800,000) — 6.4%			2,800,000

Total Investments (Cost $39,933,692) — 97.9%			42,851,349

Other Assets Less Liabilities — 2.1%			923,890

Net Assets — 100.0%			$ 43,775,239

North Carolina Series

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 1,250,000	Appalachian State University, NC Housing & Student Center
	System Rev., 5.60% due 7/15/2020	Aaa/NR	$ 1,382,050
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025	Aaa/AAA	1,361,500
1,000,000	Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg
	Law Enforcement Center Project), 5 3/8% due 6/1/2013	Aa1/AA+	1,026,140
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025 ø	Aa2/AA+	1,187,310
1,000,000	Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017 ø	Aaa/AAA	1,060,090
1,250,000	Charlotte, NC Water & Sewer System Rev., 5 1/4% due 6/1/2025 ø	Aa1/AAA	1,425,350

 See footnotes on page 15.

13

Portfolios of Investments (Unaudited)
March 31, 2003
North Carolina Series (Continued)

Face		Ratings	Market
Amount	Municipal Bonds	Moody’s/S&P	Value

$ 2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care
	System Rev., 5 3/4% due 1/15/2021	Aa3/AA	$ 2,098,400
250,000	City of Winston-Salem, NC Water & Sewer System Rev.,
	5 1/8% due 6/1/2028 ø	Aa2/AAA	282,415
2,500,000	Martin County Industrial Facilities and Pollution Control Financing
	Authority, NC Solid Waste Disposal Rev. (Weyerhaeuser Company
	Project), 6% due 11/1/2025*	Baa2/BBB	2,509,750
1,250,000	North Carolina Capital Facilities Finance Agency Rev.
	(Duke University Project), 5 1/8% due 10/1/2041	Aa1/AA+	1,275,550
960,000	North Carolina Housing Finance Agency Rev. (Home Ownership),
	6.40% due 7/1/2028*	Aa2/AA	1,028,842
855,000	North Carolina Housing Finance Agency Rev. (Single Family),
	6 1/2% due 3/1/2018	Aa2/AA	880,419
1,500,000	North Carolina Medical Care Commission Hospital Rev.
	(First Health of the Carolinas Project), 5% due 10/1/2028	Aa3/AA	1,492,290
1,500,000	North Carolina Medical Care Commission Hospital Rev.
	(Gaston Health Care), 5% due 2/15/2029	A1/A+	1,451,295
1,500,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
	5 3/4% due 1/1/2015	Aaa/AAA	1,500,390
1,750,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
	5% due 1/1/2020†	Aaa/AAA	1,902,863
690,000	Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016 ø	Aa1/AA+	710,879
1,000,000	University of North Carolina at Chapel Hill Hospital Rev.,
	5 1/4% due 2/15/2026 ø	A1/AA	1,118,130
1,250,000	University of North Carolina at Charlotte Rev.
	(Student Activity Center), 5 1/2% due 6/1/2021	Aaa/AAA	1,302,900
1,000,000	Wake County Industrial Facilities & Pollution Control Financing
	Authority Rev., NC (Carolina Power & Light), 5 3/8% due 2/1/2017	A3/BBB+	1,066,870

Total Municipal Bonds (Cost $24,279,680) — 91.5%			26,063,433

 See footnotes on page 15.

14

Portfolios of Investments (Unaudited)
March 31, 2003
North Carolina Series (Continued)

Face		Ratings	Market
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$ 200,000	Collier County, FL Health Facility Authority Hospital Rev.
	(Cleveland Clinic Health System), due 1/1/2033	VMIG 1/A-1	$ 200,000
200,000	Columbia, AL Industrial Development Board Pollution Control
	Rev. (Alabama Power Co. Project), due 10/1/2022	VMIG 1/A-1	200,000
100,000	Delaware County, PA Industrial Development Authority Airport
	Facility Rev. (United Parcel Service), due 12/1/2015	NR/A-1+	100,000
400,000	New York City, NY GOs due 8/1/2018	VMIG 1/A-1+	400,000
350,000	New York City, NY GOs due 8/1/2017	VMIG 1/A-1+	350,000
600,000	New York City, NY Municipal Water Finance Authority,
	Water & Sewer System Rev., due 6/15/2023	VMIG 1/A-1+	600,000
225,000	New York City, NY Municipal Water Finance Authority,
	Water & Sewer System Rev., due 6/15/2025	VMIG 1/A-1+	225,000

Total Variable Rate Demand Notes (Cost $2,075,000) — 7.3%			2,075,000

Total Investments (Cost $26,354,680) — 98.8%			28,138,433

Other Assets Less Liabilities — 1.2%			348,933

Net Assets — 100.0%			$ 28,487,366

ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum.
†	Escrowed-to-maturity security.
See Notes to Financial Statements.

15

Statements of Assets and Liabilities
(Unaudited)
March 31, 2003

	California	California		North
	High-Yield	Quality	Florida	Carolina
	Series	Series	Series	Series

Assets:

Investments, at value:
Long-term holdings	$49,199,942	$69,491,863	$40,051,349	$26,063,433
Short-term holdings	600,000	3,600,000	2,800,000	2,075,000
	49,799,942	73,091,863	42,851,349	28,138,433
Cash	14,543	104,968	25,178	191,058
Interest receivable	726,797	1,180,929	831,810	378,784
Receivable for Shares of
Beneficial Interest sold	57,309	619	172,931	67,848
Expenses prepaid to shareholder
service agent	13,565	12,772	6,223	3,075
Other	1,853	4,128	2,865	1,161

Total Assets	50,614,009	74,395,279	43,890,356	28,780,359

Liabilities:
Dividends payable	72,775	106,979	63,678	38,821
Management fee payable	18,315	32,018	12,935	12,179
Distribution and service fees payable	10,192	11,098	12,425	8,034
Payable for Shares of
Beneficial Interest repurchased	2,608	233,485	400	212,828
Accrued expenses and other	34,610	38,961	25,679	21,131

Total Liabilities	138,500	422,541	115,117	292,993

Net Assets	$50,475,509	$73,972,738	$43,775,239	$28,487,366

Composition of Net Assets:

Shares of Beneficial Interest
(unlimited shares authorized;
$.001 par value):
Class A	$6,426	$9,682	$4,618	$3,042
Class C	475	768	586	368
Class D	750	263	232	114
Additional paid-in capital	48,831,459	69,515,811	40,791,236	26,657,046
Undistributed net investment
income	114,873	166,508	61,612	48,811
Accumulated net realized loss	(56,579)	(194,784)	(702)	(5,768)
Net unrealized appreciation
of investments	1,578,105	4,474,490	2,917,657	1,783,753

Net Assets	$50,475,509	$73,972,738	$43,775,239	$28,487,366

(Continued on page 17.)

 See Notes to Financial Statements.

16

Statements of Assets and Liabilities
(Unaudited) (Continued)
March 31, 2003

	California	California		North
	High-Yield	Quality	Florida	Carolina
	Series	Series	Series	Series

Net Assets:
Class A	$42,387,890	$66,879,764	$37,181,442	$24,595,869
Class C	$3,137,305	$5,284,857	$4,723,727	$2,969,388
Class D	$4,950,314	$1,808,117	$1,870,070	$922,109

Shares of Beneficial Interest
Outstanding:
Class A	6,425,963	9,681,883	4,618,248	3,042,394
Class C	475,189	767,579	585,606	367,720
Class D	749,761	262,612	231,823	114,190

Net Asset Value per Share:
Class A	$6.60	$6.91	$8.05	$8.08
Class C	$6.60	$6.89	$8.07	$8.08
Class D	$6.60	$6.89	$8.07	$8.08

 See Notes to Financial Statements.

17

Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2003

	California	California		North
	High-Yield	Quality	Florida	Carolina
	Series	Series	Series	Series

Investment Income:

Interest	$1,385,294	$1,876,991	$1,056,512	$705,920

Expenses:

Management fees	131,904	194,970	106,555	70,969
Distribution and service fees	64,052	69,272	74,860	49,111
Shareholder account services	63,961	79,372	51,237	33,610
Auditing and legal fees	14,662	18,316	12,843	10,477
Custody and related services	13,663	15,418	9,577	7,107
Registration	9,142	7,159	5,832	6,499
Trustees’ fees and expenses, net	3,774	4,187	3,493	3,234
Shareholder reports
and communications	2,038	3,422	2,200	1,788
Miscellaneous	2,760	3,257	2,301	2,046

Total Expenses Before
Management Fee Waiver	305,956	395,373	268,898	184,841

Fee waiver (Note 4)	(26,382)	—	(31,966)	—
Total Expenses After
Management Fee Waiver	279,574	395,373	236,932	184,841

Net Investment Income	1,105,720	1,481,618	819,580	521,079

Net Realized and Unrealized Gain
(Loss) on Investments:

Net realized gain on investments	84,595	—	284	—
Net change in unrealized
appreciation of investments	(1,116,662)	(1,561,125)	(106,796)	(245,647)

Net Loss on Investments	(1,032,067)	(1,561,125)	(106,512)	(245,647)

Increase (Decrease) in Net Assets
from Operations	$73,653	$(79,507)	$713,068	$275,432

 See Notes to Financial Statements.

18

Statements of Changes in Net Assets
(Unaudited)

	California High-Yield Series		California Quality Series

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$1,105,720	$2,415,922	$1,481,618	$3,335,069
Net realized gain (loss)
on investments	84,595	161,411	—	(52,470)
Net change in unrealized
appreciation of investments	(1,116,662)	1,073,987	(1,561,125)	2,173,479

Increase (Decrease) in Net Assets
from Operations	73,653	3,651,320	(79,507)	5,456,078

Distributions to Shareholders:

Net investment income:
Class A	(946,803)	(2,084,717)	(1,365,229)	(3,138,850)
Class C	(56,599)	(120,977)	(71,972)	(96,892)
Class D	(86,081)	(191,021)	(27,871)	(72,824)
Net realized short-term gain
on investments:†
Class A	(125,405)	—	—	—
Class C	(8,656)	—	—	—
Class D	(13,453)	—	—	—

Net realized long-term gain
on investments:
Class A	(88,522)	(136,035)	—	(669,363)
Class C	(6,110)	(9,158)	—	(17,701)
Class D	(9,496)	(15,440)	—	(28,044)

Decrease in Net Assets from
Distributions	(1,341,125)	(2,557,348)	(1,465,072)	(4,023,674)

(Continued on page 20.)

 See footnotes on page 20.

19

Statements of Changes in Net Assets
(Unaudited) (Continued)

	California High-Yield Series		California Quality Series

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02

Transactions in Shares of
Beneficial Interest:

Net proceeds from sales of shares	$756,812	$2,990,070	$2,402,452	$16,952,913
Investment of dividends	630,679	1,388,559	744,141	1,614,524
Exchanged from associated funds	12,221,288	14,607,950	1,604,645	1,235,384
Shares issued in payment of
gain distributions	182,579	117,873	—	460,051

Total	13,791,358	19,104,452	4,751,238	20,262,872
Cost of shares repurchased	(2,658,779)	(5,037,549)	(9,548,956)	(18,363,638)
Exchanged into associated funds	(19,276,931)	(14,743,265)	(1,421,292)	(1,476,492)

Total	(21,935,710)	(19,780,814)	(10,970,248)	(19,840,130)

Increase (Decrease) in Net Assets
from Transactions in Shares of
Beneficial Interest	(8,144,352)	(676,362)	(6,219,010)	422,742

Increase (Decrease) in Net Assets	(9,411,824)	417,610	(7,763,589)	1,855,146

Net Assets:

Beginning of period	59,887,333	59,469,723	81,736,327	79,881,181

End of Period*	$50,475,509	$59,887,333	$73,972,738	$81,736,327

* Including undistributed net investment income as follows:	$114,873	$102,692	$166,508	$156,808
†    For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.

20

Statements of Changes in Net Assets
(Unaudited)

	Florida Series		North Carolina Series

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02

Operations:

Net investment income	$819,580	$1,745,510	$521,079	$1,175,377
Net realized gain on investments	284	74,668	—	117,215
Net change in unrealized
appreciation of investments	(106,796)	993,334	(245,647)	987,590

Increase in Net Assets
from Operations	713,068	2,813,512	275,432	2,280,182

Distributions to Shareholders:

Net investment income:
Class A	(726,303)	(1,568,880)	(460,509)	(1,028,081)
Class C	(64,826)	(98,276)	(41,703)	(90,604)
Class D	(29,029)	(63,496)	(13,654)	(45,412)
Net realized short-term gain
on investments:†
Class A	—	—	(21,521)	—
Class C	—	—	(2,424)	—
Class D	—	—	(803)	—
Net realized long-term gain
on investments:
Class A	(50,295)	—	(92,232)	(22,817)
Class C	(5,431)	—	(10,386)	(2,204)
Class D	(2,384)	—	(3,440)	(1,347)

Decrease in Net Assets
from Distributions	(878,268)	(1,730,652)	(646,672)	(1,190,465)

(Continued on page 22.)

 See footnotes on page 22.

21

Statements of Changes in Net Assets
(Unaudited) (Continued)

	Florida Series		North Carolina Series

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/03	9/30/02	3/31/03	9/30/02

Transactions in Shares of
Beneficial Interest:

Net proceeds from sales of shares	$2,545,617	$4,543,758	$2,499,706	$4,829,290
Investment of dividends	348,182	788,699	307,041	649,812
Exchanged from associated funds	1,193,527	2,433,758	2,495,014	3,051,795
Shares issued in payment of
gain distributions	27,940	—	93,143	18,346

Total	4,115,266	7,766,215	5,394,904	8,549,243

Cost of shares repurchased	(2,737,374)	(4,409,030)	(2,676,626)	(5,006,154)
Exchanged into associated funds	(693,241)	(1,963,962)	(3,148,658)	(4,644,798)

Total	(3,430,615)	(6,372,992)	(5,825,284)	(9,650,952)

Increase (Decrease) in Net Assets
from Transactions in Shares of
Beneficial Interest	684,651	1,393,223	(430,380)	(1,101,709)

Increase (Decrease) in Net Assets	519,451	2,476,083	(801,620)	(11,992)

Net Assets:
Beginning of period	43,255,788	40,779,705	29,288,986	29,300,978
End of Period*	$43,775,239	$43,255,788	$28,487,366	$29,288,986

* Including undistributed net investment income as follows:	$61,612	$67,360	$48,811	$53,226
†   For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.

22

Notes to Financial Statements (Unaudited)

1.   Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.” Each Series of the Trust offers three classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Class C shares are sold with an initial sales charge of up to 1% and are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.      Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a.      Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.       Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.      Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly.             At March 31, 2003, the interest rates paid on these notes ranged from 1.00% to 1.25%.

d.      Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2003, distribution and service fees were the only class-specific expenses.

e.      Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences

23

Notes to Financial Statements (Unaudited)

are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Series of the Trust.

3.   Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003, were as follows:

Series	Purchases	Sales

California High-Yield	—	$3,223,951
California Quality	—	2,060,000
Florida	$1,973,520	195,000
North Carolina	—	50,000

At March 31, 2003, the tax basis cost of investments for federal income tax purposes of each Series was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales. The tax basis cost and gross unrealized appreciation and depreciation of portfolio securities were as follows:

		Total	Total
	Tax	Unrealized	Unrealized
Series	Basis Cost	Appreciation	Depreciation

California High-Yield	$48,116,120	$1,893,000	$(209,178)
California Quality	68,599,700	4,492,163	—
Florida	39,863,178	2,988,171	—
North Carolina	26,304,957	1,833,476	—

4.       Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the “Manager”) manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the six months ended March 31, 2003 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the six months ended March 31, 2003, the amount of expenses waived by the Manager was $26,382 and $31,966, respectively.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer
Series	Concessions	Commissions

California High-Yield	$1,747	$13,089
California Quality	5,822	44,507
Florida	3,764	32,234
North Carolina	3,382	28,819

24

Notes to Financial Statements (Unaudited)

The Trust has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the six months ended March 31, 2003, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated $21,830, $35,267, $45,480, and $30,553, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 2003, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D

California High-Yield	$16,741	$25,481
California Quality	24,510	9,495
Florida	20,283	9,097
North Carolina	13,984	4,574

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A and Class C shares occurring within 18 months of purchase and on redemptions of Class D shares occurring within one year of purchase. For the six months ended March 31, 2003, such charges amounted to $0 for California High-Yield Series, $4,045 for California Quality Series, $117 for Florida Series, and $6,849 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2003, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

		Distribution and
Series	Commissions	Service Fees

California High-Yield	$343	$2,238
California Quality	1,016	1,897
Florida	312	2,188
North Carolina	—	962

25

Notes to Financial Statements (Unaudited)

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series

California High-Yield	$63,961
California Quality	79,372
Florida	51,237
North Carolina	33,610

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in trustees’ fees and expenses, and the accumulated balances thereof at March 31, 2003, are included in accrued expenses and other liabilities as follows:

Series

California High-Yield	$9,880
California Quality	10,044
Florida	5,950
North Carolina	4,853

5.       Committed Line of Credit — The Trust is a participant in a joint $650 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2003, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2003, the Trust did not borrow from the credit facility.

26

Notes to Financial Statements (Unaudited)

6.       Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series
	Six Months Ended 3/31/03		Year Ended 9/30/02

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	85,548	$560,883	320,139	$2,102,918
Investment of dividends	79,983	524,805	180,008	1,177,632
Exchanged from associated funds	1,843,904	12,148,645	2,242,274	14,514,200
Shares issued in payment of gain
distributions	23,350	152,707	14,874	98,617

Total	2,032,785	13,387,040	2,757,295	17,893,367

Cost of shares repurchased	(262,230)	(1,726,203)	(550,019)	(3,608,289)
Exchanged into associated funds	(2,914,227)	(19,205,441)	(2,219,063)	(14,464,774)

Total	(3,176,457)	(20,931,644)	(2,769,082)	(18,073,063)

Decrease	(1,143,672)	$(7,544,604)	(11,787)	$(179,696)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	22,960	$150,767	101,708	$665,889
Investment of dividends	6,028	39,563	12,133	79,356
Exchanged from associated funds	145	980	635	4,168
Shares issued in payment of gain
distributions	1,861	12,188	1,061	7,042

Total	30,994	203,498	115,537	756,455

Cost of shares repurchased	(68,154)	(451,529)	(99,497)	(650,192)
Exchanged into associated funds	—	—	—	—

Total	(68,154)	(451,529)	(99,497)	(650,192)

Increase (decrease)	(37,160)	$(248,031)	16,040	$106,263

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,890	$45,162	33,741	$221,263
Investment of dividends	10,102	66,311	20,128	131,571
Exchanged from associated funds	10,918	71,663	13,470	89,582
Shares issued in payment of gain
distributions	2,700	17,684	1,839	12,214

Total	30,610	200,820	69,178	454,630

Cost of shares repurchased	(73,215)	(481,047)	(119,047)	(779,068)
Exchanged into associated funds	(10,921)	(71,490)	(41,820)	(278,491)

Total	(84,136)	(552,537)	(160,867)	(1,057,559)

Decrease	(53,526)	$(351,717)	(91,689)	$(602,929)

27

Notes to Financial Statements (Unaudited)

California Quality Series
	Six Months Ended 3/31/03		Year Ended 9/30/02

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	268,790	$1,845,996	1,961,711	$13,403,676
Investment of dividends	100,369	688,602	224,654	1,529,185
Exchanged from associated funds	196,401	1,350,379	170,580	1,155,749
Shares issued in payment of gain
distributions	—	—	64,258	442,096

Total	565,560	3,884,977	2,421,203	16,530,706

Cost of shares repurchased	(1,303,732)	(8,955,686)	(2,423,487)	(16,398,180)
Exchanged into associated funds	(196,207)	(1,346,826)	(189,932)	(1,283,088)

Total	(1,499,939)	(10,302,512)	(2,613,419)	(17,681,268)

Decrease	(934,379)	$(6,417,535)	(192,216)	$(1,150,562)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	80,871	$553,255	501,589	$3,387,528
Investment of dividends	6,079	41,571	7,914	53,629
Exchanged from associated funds	29,744	204,845	8,740	59,200
Shares issued in payment of gain
distributions	—	—	1,352	9,277

Total	116,694	799,671	519,595	3,509,634

Cost of shares repurchased	(60,485)	(414,880)	(52,181)	(357,388)
Exchanged into associated funds	(10,901)	(74,466)	(28,712)	(193,404)

Total	(71,386)	(489,346)	(80,893)	(550,792)

Increase	45,308	$310,325	438,702	$2,958,842

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	468	$3,201	23,952	$161,709
Investment of dividends	2,043	13,968	4,683	31,710
Exchanged from associated funds	7,117	49,421	3,017	20,435
Shares issued in payment of gain
distributions	—	—	1,265	8,678

Total	9,628	66,590	32,917	222,532

Cost of shares repurchased	(25,884)	(178,390)	(240,192)	(1,608,070)
Exchanged into associated funds	—	—	—	—

Total	(25,884)	(178,390)	(240,192)	(1,608,070)

Decrease	(16,256)	$(111,800)	(207,275)	$(1,385,538)

28

Notes to Financial Statements (Unaudited)

Florida Series

	Six Months Ended 3/31/03		Year Ended 9/30/02

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	185,328	$1,472,410	354,258	$2,773,212
Investment of dividends	39,012	310,067	92,289	723,506
Exchanged from associated funds	67,952	540,698	271,819	2,111,014
Shares issued in payment of gain
distributions	3,134	24,818	—	—

Total	295,426	2,347,993	718,366	5,607,732

Cost of shares repurchased	(301,410)	(2,397,943)	(485,845)	(3,811,354)
Exchanged into associated funds	(16,496)	(130,658)	(246,999)	(1,918,108)

Total	(317,906)	(2,528,601)	(732,844)	(5,729,462)

Decrease	(22,480)	$(180,608)	(14,478)	$(121,730)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	109,533	$873,966	218,807	$1,720,394
Investment of dividends	3,080	24,553	4,186	32,923
Exchanged from associated funds	69,642	554,434	8,768	69,304
Shares issued in payment of gain
distributions	326	2,587	—	—

Total	182,581	1,455,540	231,761	1,822,621

Cost of shares repurchased	(3,628)	(28,764)	(39,712)	(310,033)
Exchanged into associated funds	(67,433)	(536,885)	(5,924)	(45,854)

Total	(71,061)	(565,649)	(45,636)	(355,887)

Increase	111,520	$889,891	186,125	$1,466,734

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	25,029	$199,241	6,356	$50,152
Investment of dividends	1,703	13,562	4,106	32,270
Exchanged from associated funds	12,346	98,395	32,091	253,440
Shares issued in payment of gain
distributions	67	535	—	—

Total	39,145	311,733	42,553	335,862

Cost of shares repurchased	(39,189)	(310,667)	(36,756)	(287,643)
Exchanged into associated funds	(3,234)	(25,698)	—	—

Total	(42,423)	(336,365)	(36,756)	(287,643)

Increase (decrease)	(3,278)	$(24,632)	5,797	$48,219

29

Notes to Financial Statements (Unaudited)

North Carolina Series

	Six Months Ended 3/31/03		Year Ended 9/30/02

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	229,754	$1,843,034	456,442	$3,594,349
Investment of dividends	34,714	278,179	74,746	590,015
Exchanged from associated funds	306,104	2,439,283	376,602	2,980,430
Shares issued in payment of gain
distributions	10,034	79,874	1,984	15,631

Total	580,606	4,640,370	909,774	7,180,425

Cost of shares repurchased	(249,770)	(2,009,534)	(484,707)	(3,824,732)
Exchanged into associated funds	(387,559)	(3,097,293)	(588,192)	(4,644,798)

Total	(637,329)	(5,106,827)	(1,072,899)	(8,469,530)

Decrease	(56,723)	$(466,457)	(163,125)	$(1,289,105)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	75,064	$603,400	152,325	$1,203,569
Investment of dividends	2,734	21,886	5,199	41,043
Exchanged from associated funds	3,641	29,724	7,663	60,350
Shares issued in payment of gain
distributions	1,375	10,933	201	1,581

Total	82,814	665,943	165,388	1,306,543

Cost of shares repurchased	(70,750)	(571,646)	(63,489)	(505,894)
Exchanged into associated funds	(6,357)	(51,365)	—	—

Total	(77,107)	(623,011)	(63,489)	(505,894)

Increase	5,707	$42,932	101,899	$800,649

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,662	$53,272	3,978	$31,372
Investment of dividends	872	6,976	2,380	18,754
Exchanged from associated funds	3,252	26,007	1,393	11,015
Shares issued in payment of gain
distributions	294	2,336	144	1,134

Total	11,080	88,591	7,895	62,275

Cost of shares repurchased	(11,868)	(95,446)	(84,993)	(675,528)
Exchanged into associated funds	—	—	—	—

Total	(11,868)	(95,446)	(84,993)	(675,528)

Decrease	(788)	$(6,855)	(77,098)	$(613,253)

30

Financial Highlights (Unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Series
Class A

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$6.74	$6.63	$6.33	$6.28	$6.80	$6.61

Income from Investment
Operations:
Net investment income	0.14	0.29	0.30	0.32	0.31	0.32
Net realized and
unrealized gain (loss)
on investments	(0.11)	0.13	0.30	0.13	(0.50)	0.22

Total from Investment
Operations	0.03	0.42	0.60	0.45	(0.19)	0.54

Less Distributions:
Dividends from net
investment income	(0.14)	(0.29)	(0.30)	(0.32)	(0.31)	(0.32)
Distributions from net
realized capital gain	(0.03)	(0.02)	—	(0.08)	(0.02)	(0.03)

Total Distributions	(0.17)	(0.31)	(0.30)	(0.40)	(0.33)	(0.35)

Net Asset Value,
End of Period	$6.60	$6.74	$6.63	$6.33	$6.28	$6.80

Total Return:	0.49%	6.50%	9.74%	7.49%	(2.82)%	8.45%

(Continued on page 32.)

See footnotes on page 43.

31

Financial Highlights (Unaudited)

California High-Yield Series
Class A (continued)

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$42,388	$51,011	$50,239	$47,915	$57,807	$58,374
Ratio of expenses to
average net assets	0.92%†	0.84%	0.70%	0.71%	0.84%	0.82%
Ratio of net investment
income to average
net assets	4.34%†	4.41%	4.69%	5.23%	4.71%	4.81%
Portfolio turnover rate	—	11.72%	2.95%	5.20%	27.61%	10.75%
Without management
fee waiver:**
Ratio of expenses
to average net assets	1.02%†	0.94%	0.95%	0.91%
Ratio of net investment
income to average
net assets	4.24%†	4.31%	4.44%	5.04%

 See footnotes on page 43.

32

Financial Highlights (Unaudited)

California High-Yield Series
Class C

	Six Months	Year Ended September 30,			5/27/99*
	Ended				to
	3/31/03	2002ø	2001	2000	9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$6.75	$6.64	$6.34	$6.29	$6.62

Income from Investment Operations:
Net investment income	0.11	0.23	0.25	0.27	0.09
Net realized and unrealized gain (loss)
on investments	(0.12)	0.13	0.30	0.13	(0.33)

Total from Investment Operations	(0.01)	0.36	0.55	0.40	(0.24)

Less Distributions:
Dividends from net investment
income	(0.11)	(0.23)	(0.25)	(0.27)	(0.09)
Distributions from net realized
capital gain	(0.03)	(0.02)	—	(0.08)	—

Total Distributions	(0.14)	(0.25)	(0.25)	(0.35)	(0.09)

Net Asset Value, End of Period	$6.60	$6.75	$6.64	$6.34	$6.29

Total Return:	(0.12)%	5.57%	8.74%	6.53%	(3.79)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,137	$3,457	$3,293	$1,546	$1,041
Ratio of expenses to average net assets	1.82%†	1.74%	1.60%	1.61%	1.72%†
Ratio of net investment income
to average net assets	3.44%†	3.51%	3.79%	4.33%	3.95%†
Portfolio turnover rate	—	11.72%	2.95%	5.20%	27.61%††
Without management fee waiver:**
Ratio of expenses to average net assets	1.92%†	1.84%	1.85%	1.81%
Ratio of net investment income
to average net assets	3.34%†	3.41%	3.54%	4.13%

See footnotes on page 43.

33

Financial Highlights (Unaudited)

California High-Yield Series
Class D

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$6.75	$6.64	$6.34	$6.29	$6.80	$6.61

Income from Investment
Operations:
Net investment income	0.11	0.23	0.25	0.27	0.25	0.26
Net realized and
unrealized gain (loss)
on investments	(0.12)	0.13	0.30	0.13	(0.49)	0.22
Total from Investment
Operations	(0.01)	0.36	0.55	0.40	(0.24)	0.48
Less Distributions:
Dividends from net
investment income	(0.11)	(0.23)	(0.25)	(0.27)	(0.25)	(0.26)
Distributions from net
realized capital gain	(0.03)	(0.02)	—	(0.08)	(0.02)	(0.03)

Total Distributions	(0.14)	(0.25)	(0.25)	(0.35)	(0.27)	(0.29)

Net Asset Value,
End of Period	$6.60	$6.75	$6.64	$6.34	$6.29	$6.80

Total Return:	(0.12)%	5.57%	8.74%	6.53%	(3.54)%	7.47%

Ratios/Supplemental Data:

Net assets, end of
period (000s omitted)	$4,950	$5,419	$5,938	$5,880	$7,658	$6,393
Ratio of expenses to
average net assets	1.82%†	1.74%	1.60%	1.61%	1.74%	1.73%
Ratio of net investment
income to average
net assets	3.44%†	3.51%	3.79%	4.33%	3.81%	3.90%
Portfolio turnover rate	—	11.72%	2.95%	5.20%	27.61%	10.75%
Without management fee
waiver:**
Ratio of expenses to
average net assets	1.92%†	1.84%	1.85%	1.81%
Ratio of net investment
income to average
net assets	3.34%†	3.41%	3.54%	4.13%

 See footnotes on page 43.

34

Financial Highlights (Unaudited)

California Quality Series
Class A

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998
Per Share Data:

Net Asset Value,
Beginning of Period	$7.04	$6.90	$6.53	$6.42	$7.21	$6.99

Income from Investment
Operations:
Net investment income	0.13	0.29	0.30	0.30	0.31	0.33
Net realized and unrealized
gain (loss) on investments	(0.13)	0.20	0.39	0.18	(0.56)	0.25

Total from Investment
Operations	—	0.49	0.69	0.48	(0.25)	0.58

Less Distributions:
Dividends from net
investment income	(0.13)	(0.29)	(0.30)	(0.30)	(0.31)	(0.33)
Distributions from net
realized capital gain	—	(0.06)	(0.02)	(0.07)	(0.23)	(0.03)

Total Distributions	(0.13)	(0.35)	(0.32)	(0.37)	(0.54)	(0.36)

Net Asset Value, End
of Period	$6.91	$7.04	$6.90	$6.53	$6.42	$7.21

Total Return:	0.05%	7.29%	10.72%	7.95%	(3.68)%	8.67%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$66,880	$74,713	$74,585	$70,905	$74,793	$87,522
Ratio of expenses to
average net assets	0.93%†	0.87%	0.87%	0.87%	0.82%	0.77%
Ratio of net investment
income to average
net assets	3.88%†	4.23%	4.42%	4.83%	4.56%	4.75%
Portfolio turnover rate	—	6.40%	19.83%	1.33%	20.24%	30.82%

See footnotes on page 43.

35

Financial Highlights (Unaudited)

California Quality Series
Class C

	Six Months	Year Ended September 30,			5/27/99*
	Ended				to
	3/31/03	2002ø	2001	2000	9/30/99

Per Share Data:
Net Asset Value, Beginning of Period	$7.01	$6.88	$6.51	$6.40	$6.75
Income from Investment Operations:
Net investment income	0.10	0.23	0.24	0.25	0.09
Net realized and unrealized gain
(loss) on investments	(0.12)	0.18	0.39	0.18	(0.35)

Total from Investment Operations	(0.02)	0.41	0.63	0.43	(0.26)

Less Distributions:
Dividends from net investment income	(0.10)	(0.22)	(0.24)	(0.25)	(0.09)
Distributions from net realized capital gain	—	(0.06)	(0.02)	(0.07)	—

Total Distributions	(0.10)	(0.28)	(0.26)	(0.32)	(0.09)

Net Asset Value, End of Period	$6.89	$7.01	$6.88	$6.51	$6.40

Total Return:	(0.26)%	6.20%	9.81%	7.00%	(4.04)%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$5,285	$5,067	$1,952	$204	$10
Ratio of expenses to average
net assets	1.83%†	1.77%	1.77%	1.77%	1.72%†
Ratio of net investment income
to average net assets	2.98%†	3.33%	3.52%	3.93%	3.80%†
Portfolio turnover rate	—	6.40%	19.83%	1.33%	20.24%††

See footnotes on page 43.

Financial Highlights (Unaudited)

California Quality Series
Class D

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$7.01	$6.88	$6.51	$6.40	$7.19	$6.97

Income from Investment
Operations:
Net investment income	0.10	0.23	0.24	0.25	0.25	0.27
Net realized and unrealized
gain (loss) on investments	(0.12)	0.18	0.39	0.18	(0.56)	0.25

Total from Investment
Operations	(0.02)	0.41	0.63	0.43	(0.31)	0.52

Less Distributions:
Dividends from net
investment income	(0.10)	(0.22)	(0.24)	(0.25)	(0.25)	(0.27)
Distributions from
net realized capital gain	—	(0.06)	(0.02)	(0.07)	(0.23)	(0.03)

Total Distributions	(0.10)	(0.28)	(0.26)	(0.32)	(0.48)	(0.30)

Net Asset Value,
End of Period	$6.89	$7.01	$6.88	$6.51	$6.40	$7.19

Total Return:	(0.26)%	6.20%	9.81%	7.00%	(4.58)%	7.71%

Ratios/Supplemental Data:

Net assets, end of period
(000s omitted)	$1,808	$1,956	$3,344	$3,666	$4,286	$2,302
Ratio of expenses to
average net assets	1.83%†	1.77%	1.77%	1.77%	1.72%	1.68%
Ratio of net investment
income to average
net assets	2.98%†	3.33%	3.52%	3.93%	3.66%	3.84%
Portfolio turnover rate	—	6.40%	19.83%	1.33%	20.24%	30.82%

 See footnotes on page 43.

37

Financial Highlights (Unaudited)

Florida Series
Class A

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.08	$7.88	$7.48	$7.41	$8.07	$7.80

Income from
Investment Operations:
Net investment income	0.16	0.34	0.36	0.37	0.34	0.35
Net realized and unrealized
gain (loss) on investments	(0.02)	0.20	0.43	0.11	(0.61)	0.34

Total from Investment
Operations	0.14	0.54	0.79	0.48	(0.27)	0.69

Less Distributions:
Dividends from net
investment income	(0.16)	(0.34)	(0.36)	(0.37)	(0.34)	(0.35)
Distributions from net
realized capital gain	(0.01)	—	(0.03)	(0.04)	(0.05)	(0.07)
Total Distributions	(0.17)	(0.34)	(0.39)	(0.41)	(0.39)	(0.42)

Net Asset Value,
End of Period	$8.05	$8.08	$7.88	$7.48	$7.41	$8.07

Total Return:	1.75%	7.08%	10.78%	6.78%	(3.42)%	9.16%

Ratios/Supplemental Data:

Net assets, end of
period (000s omitted)	$37,181	$37,513	$36,695	$34,949	$37,606	$42,464
Ratio of expenses to
average net assets	1.01%†	0.94%	0.70%	0.72%	1.03%	1.00%
Ratio of net investment
income to average
net assets	3.95%†	4.37%	4.70%	5.08%	4.38%	4.45%
Portfolio turnover rate	0.51%	10.19%	9.57%	12.68%	18.31%	6.73%
Without management
fee waiver:**
Ratio of expenses to
average net assets	1.16%†	1.09%	1.08%	1.09%
Ratio of net investment
income to average
net assets	3.80%†	4.22%	4.32%	4.71%

See footnotes on page 43.

38

Financial Highlights (Unaudited)

Florida Series
Class C

	Six Months	Year Ended September 30,			5/27/99*
	Ended				to
	3/31/03	2002ø	2001	2000	9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.10	$7.90	$7.50	$7.43	$7.83

Income from Investment Operations:
Net investment income	0.13	0.29	0.31	0.32	0.10
Net realized and unrealized
gain (loss) on investments	(0.02)	0.19	0.43	0.11	(0.40)

Total from Investment Operations	0.11	0.48	0.74	0.43	(0.30)

Less Distributions:
Dividends from net investment income	(0.13)	(0.28)	(0.31)	(0.32)	(0.10)
Distributions from net realized capital gain	(0.01)	—	(0.03)	(0.04)	—
Total Distributions	(0.14)	(0.28)	(0.34)	(0.36)	(0.10)

Net Asset Value, End of Period	$8.07	$8.10	$7.90	$7.50	$7.43

Total Return:	1.36%	6.26%	9.97%	5.98%	(3.96)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,724	$3,839	$2,274	$699	$254
Ratio of expenses to average net assets	1.76%†	1.69%	1.45%	1.47%	1.78%†
Ratio of net income to average net assets	3.20%†	3.62%	3.95%	4.33%	3.82%†
Portfolio turnover rate	0.51%	10.19%	9.57%	12.68%	18.31%††
Without management fee waiver:**
Ratio of expenses to average net assets	1.91%†	1.84%	1.83%	1.84%
Ratio of net investment income
to average net assets	3.05%†	3.47%	3.57%	3.96%

See footnotes on page 43.

39

Financial Highlights (Unaudited)

Florida Series
Class D

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.10	$7.90	$7.50	$7.43	$8.08	$7.81

Income from
Investment Operations:
Net investment income	0.13	0.29	0.31	0.32	0.28	0.29
Net realized and
unrealized gain (loss)
on investments	(0.02)	0.19	0.43	0.11	(0.60)	0.34

Total from
Investment Operations	0.11	0.48	0.74	0.43	(0.32)	0.63

Less Distributions:
Dividends from net
investment income	(0.13)	(0.28)	(0.31)	(0.32)	(0.28)	(0.29)
Distributions from net
realized capital gain	(0.01)	—	(0.03)	(0.04)	(0.05)	(0.07)

Total Distributions	(0.14)	(0.28)	(0.34)	(0.36)	(0.33)	(0.36)

Net Asset Value,
End of Period	$8.07	$8.10	$7.90	$7.50	$7.43	$8.08

Total Return:	1.36%	6.26%	9.97%	5.98%	(4.01)%	8.32%

Ratios/Supplemental Data:

Net assets, end of
period (000s omitted)	$1,870	$1,904	$1,811	$1,463	$1,843	$1,940
Ratio of expenses
to average net assets	1.76%†	1.69%	1.45%	1.47%	1.78%	1.77%
Ratio of net investment
income to average
net assets	3.20%†	3.62%	3.95%	4.33%	3.63%	3.68%
Portfolio turnover rate	0.51%	10.19%	9.57%	12.68%	18.31%	6.73%
Without management
fee waiver:**
Ratio of expenses
to average net assets	1.91%†	1.84%	1.83%	1.84%
Ratio of net investment
income to average
net assets	3.05%†	3.47%	3.57%	3.96%

 See footnotes on page 43.

40

Financial Highlights (Unaudited)

North Carolina Series
Class A

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:
Net Asset Value,
Beginning of Period	$8.19	$7.89	$7.54	$7.59	$8.30	$8.05

Income from
Investment Operations:
Net investment income	0.15	0.32	0.33	0.34	0.35	0.36
Net realized and unrealized
gain (loss)
on investments	(0.07)	0.31	0.37	0.05	(0.59)	0.31

Total from Investment
Operations	0.08	0.63	0.70	0.39	(0.24)	0.67

Less Distributions:
Dividends from net
investment income	(0.15)	(0.32)	(0.33)	(0.34)	(0.35)	(0.36)
Distributions from net
realized capital gain	(0.04)	(0.01)	(0.02)	(0.10)	(0.12)	(0.06)

Total Distributions	(0.19)	(0.33)	(0.35)	(0.44)	(0.47)	(0.42)

Net Asset Value,
End of Period	$8.08	$8.19	$7.89	$7.54	$7.59	$8.30

Total Return:	0.98%	8.21%	9.52%	5.36%	(3.07)%	8.60%

Ratios/Supplemental Data:

Net assets, end of
period (000s omitted)	$24,596	$25,386	$25,737	$24,987	$27,224	$32,358
Ratio of expenses
to average net assets	1.20%†	1.11%	1.13%	1.13%	1.06%	1.05%
Ratio of net investment
income to average
net assets	3.77%†	4.11%	4.29%	4.63%	4.38%	4.41%
Portfolio turnover rate	—	7.96%	5.61%	11.96%	1.52%	20.37%

 See footnotes on page 43.

41

Financial Highlights (Unaudited)

North Carolina Series
Class C

	Six Months	Year Ended September 30,			5/27/99*
	Ended				to
	3/31/03	2002ø	2001	2000	9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.18	$7.88	$7.54	$7.59	$7.97

Income from Investment Operations:
Net investment income	0.12	0.27	0.27	0.29	0.10
Net realized and unrealized
gain (loss) on investments	(0.06)	0.30	0.36	0.05	(0.38)

Total from Investment Operations	0.06	0.57	0.63	0.34	(0.28)

Less Distributions:
Dividends from net investment income	(0.12)	(0.26)	(0.27)	(0.29)	(0.10)
Distributions from net realized capital gain	(0.04)	(0.01)	(0.02)	(0.10)	—

Total Distributions	(0.16)	(0.27)	(0.29)	(0.39)	(0.10)

Net Asset Value, End of Period	$8.08	$8.18	$7.88	$7.54	$7.59

Total Return:	0.72%	7.41%	8.59%	4.58%	(3.62)%

Ratios/Supplemental Data:

Net Assets, end of period (000s omitted)	$2,969	$2,962	$2,049	$544	$10
Ratio of expenses to average net assets	1.95%†	1.86%	1.88%	1.88%	1.80%†
Ratio of net investment income to
average net assets	3.02%†	3.36%	3.54%	3.88%	3.77%†
Portfolio turnover rate	—	7.96%	5.61%	11.96%	1.52%††

See footnotes on page 43.

42

Financial Highlights (Unaudited)

North Carolina Series
Class D

	Six Months	Year Ended September 30,
	Ended
	3/31/03	2002ø	2001	2000	1999	1998

Per Share Data:

Net Asset Value,
Beginning of Period	$8.18	$7.88	$7.54	$7.59	$8.30	$8.05

Income from
Investment Operations:
Net investment income	0.12	0.27	0.27	0.29	0.29	0.30
Net realized and unrealized
gain (loss)
on investments	(0.06)	0.30	0.36	0.05	(0.59)	0.31

Total from Investment
Operations	0.06	0.57	0.63	0.34	(0.30)	0.61

Less Distributions:
Dividends from net
investment income	(0.12)	(0.26)	(0.27)	(0.29)	(0.29)	(0.30)
Distributions from net
realized capital gain	(0.04)	(0.01)	(0.02)	(0.10)	(0.12)	(0.06)

Total Distributions	(0.16)	(0.27)	(0.29)	(0.39)	(0.41)	(0.36)

Net Asset Value, End of Period	$8.08	$8.18	$7.88	$7.54	$7.59	$8.30

Total Return:	0.72%	7.41%	8.59%	4.58%	(3.79)%	7.77%

Ratios/Supplemental Data:

Net assets, end of
period (000s omitted)	$922	$941	$1,514	$1,250	$1,682	$1,456
Ratio of expenses to
average net assets	1.95%†	1.86%	1.88%	1.88%	1.81%	1.82%
Ratio of net investment
income to average
net assets	3.02%†	3.36%	3.54%	3.88%	3.63%	3.64%
Portfolio turnover rate	—	7.96%	5.61%	11.96%	1.52%	20.37%

*	Commencement of offering of Class C shares.
**	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield and Florida Series (Note 4).
†	Annualized.
††	For the year ended September 30, 1999.
ø	As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on portfolio securities for financial reporting purposes. The effect of this change, for the year ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratio of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.
See Notes to Financial Statements.

43

Trustees

Robert B. Catel l * 3, 4

•    Chairman and Chief Executive Officer, KeySpan Corporation

John R. Galvin 2, 4

•    Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

Paul C. Guidone 1

•    Chief Investment Officer, J. & W. Seligman & Co. Incorporated

Alice S. Ilchman 3, 4

•    Director, Jeannette K. Watson Summer Fellowships
•    Trustee, Committee for Economic Development

Frank A. McPherson 3, 4

•    Director, ConocoPhillips Inc.
•    Director, Integris Health

John E. Merow 2, 4

•    Director, Commonwealth Industries, Inc.
•    Trustee, New York-Presbyterian Hospital
•    Retired Chairman and Senior Partner, Sullivan & Cromwell LLP, Law Firm

Betsy S. Michel 2, 4

•    Trustee, The Geraldine R. Dodge Foundation
William C. Morris 1

•    Chairman of the Board, J. & W. Seligman & Co. Incorporated
•    Chairman, Carbo Ceramics Inc.

Leroy C. Richie 2, 4

•    Chairman and CEO, Q Standards Worldwide, Inc.

James Q. Riordan † 3, 4

•    Trustee, Committee for Economic Development

Robert L. Shafer 3, 4

•    Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4

•    Director, C-SPAN
•    Director, CommScope, Inc.

Brian T. Zino 1

•    President, J. & W. Seligman & Co. Incorporated
•    Chairman, Seligman Data Corp.
•    Vice Chairman, ICI Mutual Insurance Company
•    Member of the Board of Governors, Investment Company Institute

*	Elected May 15, 2003.
†	Retired May 15, 2003.
Member:	1 Executive Committee
2 Audit Committee
3 Trustee Nominating Committee
4 Board Operations Committee

Executive Officers

William C. Morris

 Chairman

Brian T. Zino

 President and Chief Executive Officer

Thomas G. Moles

 Vice President

Thomas G. Rose

 Vice President

Lawrence P. Vogel

 Vice President and Treasurer

Frank J. Nasta

 Secretary

44

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017
www.seligman.com

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017
www.seligman.com
(on-line account information available)

General Counsel
Sullivan & Cromwell LLP

Important Telephone Numbers
(800) 221-2450	Shareholder Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each Series of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

45